Trade and Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables [Line Items]
Bad debt provision (in Dollars)		$ 1,056,393
Percentage of financing charge	0.50%
Funding entity amount (in Dollars)
Factoring Arrangements and Liens [Member]
Trade and Other Receivables [Line Items]
Percentage of financing charge	1.80%
Funding entity amount (in Dollars)	$ 89,298
Bottom of Range [Member]
Trade and Other Receivables [Line Items]
Total sale percentage	80.00%
Remaining sales, percentage	15.00%
Liability received, percentage	80.00%
Bottom of Range [Member] | Factoring Arrangements and Liens [Member]
Trade and Other Receivables [Line Items]
Total sale percentage	80.00%
Remaining sales, percentage	15.00%
Liability received, percentage	80.00%
Top of Range [Member]
Trade and Other Receivables [Line Items]
Total sale percentage	85.00%
Remaining sales, percentage	20.00%
Liability received, percentage	85.00%
Top of Range [Member] | Factoring Arrangements and Liens [Member]
Trade and Other Receivables [Line Items]
Total sale percentage	85.00%
Remaining sales, percentage	20.00%
Liability received, percentage	85.00%
Siyata Mobile Israel [Member]
Trade and Other Receivables [Line Items]
Percentage of financing charge	3.10%